Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Total	R$ 1,746	R$ 1,191
Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,006	1,183
Non-current	664
Total	1,670	1,183
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,041	1,191
Non-current	705
Total	1,746	1,191
Current [Member] | Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,006	1,183
Current [Member] | Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,041	R$ 1,191
1-5 years [Member] | Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	664
1-5 years [Member] | Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	R$ 705